Risks and Uncertainties	3 Months Ended
Mar. 31, 2012
Risks and Uncertainties
Concentration Risk Disclosure

Note 3 – Going Concern

Generally accepted accounting principles in the United States of America contemplate the continuation of the Company as a going concern. However, the Company had a net loss for the six month period ended March 31, 2012 of $(18,421); has accumulated losses of $(58,914) since inception on March 3, 2010; and has limited business operations, which raises substantial doubt about the Company’s ability to continue as a going concern. The continuation of the Company is dependent upon the success of its continued offering of shares to the public and the continuing financial support of stockholders of the Company. As of March 31, 2012, we projected the Company would need additional cash resources to operate during the upcoming 12 months and the Company intends to attempt to acquire additional operating capital through its public offering of shares. However, there is no assurance that any equity or debt offerings will successfully raise sufficient funds to assure the eventual profitability of the Company. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.